Summary of significant accounting policies (Details 3)	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2012 Fair Value, Inputs, Level 1 [Member] CNY	Jun. 30, 2011 Fair Value, Inputs, Level 1 [Member] CNY	Jun. 30, 2012 Fair Value, Inputs, Level 2 [Member] CNY	Jun. 30, 2011 Fair Value, Inputs, Level 2 [Member] CNY	Jun. 30, 2012 Fair Value, Inputs, Level 3 [Member] CNY	Jun. 30, 2011 Fair Value, Inputs, Level 3 [Member] CNY
Assets:
Investments (Note 4)	$ 6,023,118	38,264,868	62,946,641	0	0	0	0	31,432,868	62,946,641
Liabilities:
Contingent consideration payable (note 10.3)		7,272,337		0		0		7,272,337